Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended				9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2010 Foreign [Member]	Dec. 31, 2010 U.S. Federal And State [Member]	Dec. 31, 2009 Pretaxamount [Member]	Dec. 31, 2011 Canada [Member]
U.S. federal statutory rate	34.00%
Reduction of valuation allowance							$ 4,590,000
Increase of valuation allowance	2,028,000							2,722,000
Pre-tax income	2,236,000	1,894,000	15,603,000						1,100,000
Net of one-time gain			14,500,000
Future Canadian and Ontario taxable income	5,765,000
Accumulated investment tax credit	304,000									1,147,000
Investment tax credits, expiry date										2026
Unrecognized tax benefits	$ 275,000	$ 230,000	$ 0	$ 63,000
Income tax examination, years					2007	2010